Schedule of Investments

January 31, 2020 (Unaudited)

Schedule of Investments
LSV Global Managed Volatility Fund
	Shares	Value (000)
U.S. Common Stock (50.9%)
Aerospace & Defense (0.6%)
Raytheon	400	$88

Agricultural Products (0.4%)
Ingredion	700	62

Application Software (0.5%)
CDK Global	1,400	75

Asset Management & Custody Banks (0.4%)
New Mountain Finance	4,200	59

Automotive (0.8%)
Ford Motor	12,600	111

Automotive Retail (1.3%)
AutoZone*	180	191

Biotechnology (1.1%)
Amgen	500	108
Gilead Sciences	900	57

		165

Chemicals (0.3%)
Eastman Chemical	600	43

Commercial Services (1.1%)
Sykes Enterprises	1,600	54
Western Union	3,900	105

		159

Computers & Services (2.4%)
Apple	300	93
eBay	1,000	34
Oracle	4,200	220

		347

Consumer Staples (0.3%)
Kimberly-Clark	300	43

Drug Retail (0.5%)
Walgreens Boots Alliance	1,600	81

Electrical Services (3.6%)
Entergy	1,800	237
Exelon	6,000	285

		522

Environmental & Facilities Services (1.2%)
Republic Services, Cl A	800	76
Waste Management	800	97

		173

LSV Global Managed Volatility Fund
	Shares	Value (000)

Financial Services (0.6%)
Arbor Realty Trust	5,900	$87

Food, Beverage & Tobacco (3.5%)
Altria Group	3,000	142
JM Smucker	1,300	135
Molson Coors Brewing, Cl B	900	50
Tyson Foods, Cl A	2,300	190

		517

Gas/Natural Gas (0.6%)
National Fuel Gas	2,100	91

General Merchandise Stores (1.9%)
Target	2,500	277

Health Care Facilities (0.5%)
HCA Holdings	500	69

Insurance (4.9%)
Aflac	1,800	93
Allstate	2,500	296
American Financial Group	800	87
Berkshire Hathaway, Cl B*	600	135
Hartford Financial Services Group	1,900	113

		724

IT Consulting & Other Services (2.7%)
Amdocs	2,300	165
CACI International, Cl A*	500	134
International Business Machines	700	101

		400

Machinery (0.8%)
Allison Transmission Holdings	2,500	111

Media & Entertainment (0.6%)
Comcast, Cl A	2,000	86

Mortgage REIT’s (2.1%)
Annaly Capital Management	7,900	77
MFA Financial	10,000	78
Starwood Property Trust	3,100	79
Two Harbors Investment	4,500	69

		303

Paper Packaging (0.4%)
Sealed Air	1,700	60

Petroleum & Fuel Products (1.1%)
Phillips 66	1,200	110

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Schedule of Investments

January 31, 2020 (Unaudited)

LSV Global Managed Volatility Fund
	Shares	Value (000)
Petroleum & Fuel Products (continued)
Valero Energy	700	$59

		169

Pharmaceuticals (6.5%)
Bristol-Myers Squibb	3,700	233
Johnson & Johnson	1,500	223
Merck	2,800	239
Pfizer	6,900	257

		952

Real Estate (0.4%)
Spirit Realty Capital	1,200	63

Retail (2.6%)
Brinker International	1,100	47
Darden Restaurants	1,000	116
Kohl’s	800	34
Kroger	2,700	73
Walmart	1,000	115

		385

Semi-Conductors/Instruments (2.3%)
Intel	5,300	339

Specialized REIT’s (0.8%)
Gaming and Leisure Properties	2,400	113

Telephones & Telecommunications (4.0%)
AT&T	3,500	131
Cisco Systems	2,000	92
Juniper Networks	1,600	37
Verizon Communications	5,600	333

		593

TOTAL U.S. COMMON STOCK
(Cost $6,782)		7,458

Foreign Common Stock (46.9%)
Australia (1.1%)
AGL Energy	9,100	120
Coca-Cola Amatil	5,900	47

		167

Belgium (0.9%)
Ageas	1,500	83
Proximus SADP	1,900	54

		137

Canada (4.5%)
Bank of Montreal	800	61

LSV Global Managed Volatility Fund
	Shares	Value (000)
Canada (continued)
Bank of Nova Scotia	1,100	$60
Canadian Imperial Bank of Commerce	600	49
Canadian Tire, Cl A	700	75
Loblaw	1,400	73
National Bank of Canada	1,200	67
Power Financial	2,900	75
TELUS	3,900	156
Toronto-Dominion Bank	900	50

		666

China (0.3%)
Shenzhen Expressway, Cl H	36,000	47

Denmark (0.5%)
Scandinavian Tobacco Group	5,100	67

France (4.3%)
Cie Generale des Etablissements Michelin SCA	600	70
Engie	7,400	127
Sanofi	2,500	240
Societe BIC	900	61
Total	2,600	127

		625

Germany (1.9%)
Fraport Frankfurt Airport Services Worldwide	1,400	104
Muenchener Rueckversicherungs	400	118
Talanx	1,000	50

		272

Hong Kong (2.6%)
Bank of Communications, Cl H	84,000	54
China Mobile	21,500	176
China Telecom, Cl H	108,000	42
Dah Sing Banking Group	20,000	26
Johnson Electric Holdings	19,000	42
Kerry Properties	13,500	37

		377

2

Schedule of Investments

January 31, 2020 (Unaudited)

LSV Global Managed Volatility Fund
	Shares	Value (000)
Hungary (0.5%)
Magyar Telekom Telecommunications	48,800	$73

Israel (0.3%)
Mizrahi Tefahot Bank	1,900	52

Italy (1.7%)
Enel	17,300	150
Hera	22,200	101

		251

Japan (9.1%)
AEON REIT Investment	100	136
Astellas Pharma	4,800	85
Canon	2,500	65
DCM Holdings	7,300	70
FUJIFILM Holdings	1,700	85
Honda Motor	2,200	56
ITOCHU	4,000	94
Japan Airlines	3,200	91
KDDI	3,000	90
Mizuho Financial Group	74,100	109
Nippon Flour Mills	2,600	39
Nippon Telegraph & Telephone	7,400	188
Teijin	3,400	61
Toyota Motor	1,100	77
Ube Industries	2,500	50
Yamaguchi Financial Group	5,800	35

		1,331

Malaysia (0.9%)
AMMB Holdings	22,300	20
RHB Bank	79,800	111

		131

Netherlands (1.7%)
Koninklijke Ahold Delhaize	4,800	118
Royal Dutch Shell, Cl B	1,800	47
Signify	2,400	80

		245

New Zealand (0.3%)
Z Energy	14,200	41

Russia (0.9%)
LUKOIL PJSC ADR	1,300	133

LSV Global Managed Volatility Fund
	Shares	Value (000)
Singapore (1.5%)
Ascott Residence Trust	84,800	$78
DBS Group Holdings	3,100	57
United Overseas Bank	4,400	82

		217

South Korea (2.6%)
KB Financial Group	1,400	51
Kia Motors	1,400	48
KT&G	1,000	80
LG Uplus	4,100	45
Samsung Card	2,100	67
SK Telecom	500	96

		387

Sweden (0.5%)
Resurs Holding	13,100	72

Switzerland (2.1%)
Roche Holding AG	600	201
Valiant Holding	1,000	103

		304

Taiwan (1.6%)
China Motor	22,400	28
Greatek Electronics	37,000	57
SinoPac Financial Holdings	145,000	62
Taichung Commercial Bank	227,232	91

		238

Thailand (1.6%)
Kiatnakin Bank	27,300	60
Krung Thai Bank	116,500	60
Tisco Financial Group	36,300	119

		239

United Kingdom (5.4%)
BAE Systems	18,500	154
BP	13,400	81
BT Group, Cl A	30,300	64
GlaxoSmithKline	10,600	249
Imperial Brands	4,600	118
Tate & Lyle	11,800	123

		789

TOTAL FOREIGN COMMON STOCK
(Cost $6,926)		6,861

3

Schedule of Investments

January 31, 2020 (Unaudited)

LSV Global Managed Volatility Fund

	Face Amount (000)	Value (000)

Repurchase Agreement (1.5%)
South Street Securities 1.280%, dated 01/31/20, to be repurchased on 02/03/20, repurchase price $218 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $181, 0%-1.875%, 07/15/2020- 04/30/2022; total market value $223)	$218	$218

TOTAL REPURCHASE AGREEMENT
(Cost $218)		218

Total Investments – 99.2%
(Cost $13,926)		$14,537

Percentages are based on Net Assets of $14,645 (000).

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

PJSC — Public Joint Stock Company

REIT — Real Estate Investment Trust

The following is a list of the level of inputs used as of January 31, 2020, in valuing the Fund’s investments carried at value ($ 000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock United States	$7,458	$–	$–	$7,458

Foreign Common Stock
Australia	–	167	–	167
Belgium	–	137	–	137
Canada	666	–	–	666
China	–	47	–	47
Denmark	–	67	–	67
France	–	625	–	625
Germany	–	272	–	272
Hong Kong	–	377	–	377
Hungary	–	73	–	73
Israel	–	52	–	52
Italy	–	251	–	251
Japan	136	1,195	–	1,331
Malaysia	–	131	–	131
Netherlands	–	245	–	245
New Zealand	–	41	–	41
Russia	133	–	–	133
Singapore	–	217	–	217
South Korea	–	387	–	387
Sweden	–	72	–	72
Switzerland	–	304	–	304
Taiwan	–	238	–	238
Thailand	–	239	–	239
United Kingdom	–	789	–	789

Total Foreign Common Stock	935	5,926	–	6,861

Total Repurchase Agreement	–	218	–	218

Total Investments in Securities	$8,393	$6,144	$–	$14,537

For the period ended January 31, 2020, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

LSV-QH-005-1200

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